UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED SPECIAL SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC.	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (96.44%)
CONSUMER DISCRETIONARY – (5.24%)
Automobiles & Components – (1.59%)
Harley-Davidson, Inc.	2,842,300	$120,769,327
Consumer Durables & Apparel – (0.20%)
Hunter Douglas NV (Netherlands)	295,596	15,066,403
Media – (0.55%)
Grupo Televisa S.A., ADR (Mexico)*	740,000	18,152,200
Liberty Media - Starz, Series A *	138,580	10,753,808
Walt Disney Co.	302,000	13,013,180
		41,919,188
Retailing – (2.90%)
Bed Bath & Beyond Inc. *	2,630,000	126,950,100
CarMax, Inc. *	1,310,000	42,051,000
Expedia, Inc.	1,052,500	23,849,650
Liberty Media Corp. - Interactive, Series A *	1,732,250	27,767,968
		220,618,718
	Total Consumer Discretionary	398,373,636
CONSUMER STAPLES – (15.31%)
Food & Staples Retailing – (8.43%)
Costco Wholesale Corp.	4,943,894	362,486,308
CVS Caremark Corp.	8,101,945	278,058,752
		640,545,060
Food, Beverage & Tobacco – (6.16%)
Coca-Cola Co.	1,444,000	95,809,400
Diageo PLC (United Kingdom)	5,046,893	95,940,225
Heineken Holding NV (Netherlands)	1,991,650	95,741,412
Kraft Foods Inc., Class A	1,712,500	53,704,000
Nestle S.A. (Switzerland)	143,500	8,225,667
Philip Morris International Inc.	1,364,767	89,569,658
Unilever NV, NY Shares (Netherlands)	945,000	29,635,200
		468,625,562
Household & Personal Products – (0.72%)
Natura Cosmeticos S.A. (Brazil)	515,100	14,512,970
Procter & Gamble Co.	654,500	40,317,200
		54,830,170
	Total Consumer Staples	1,164,000,792
ENERGY – (16.90%)
Canadian Natural Resources Ltd. (Canada)	4,964,400	245,390,292
China Coal Energy Co. - H (China)	41,208,200	56,155,314
Devon Energy Corp.	2,776,242	254,775,728
EOG Resources, Inc.	2,756,300	326,649,113
Occidental Petroleum Corp.	2,519,700	263,283,453
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	4,647,600	55,936,876
Schlumberger Ltd.	191,000	17,812,660
Transocean Ltd. *	831,124	64,786,116
	Total Energy	1,284,789,552

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (27.44%)
Banks – (4.61%)
Commercial Banks – (4.61%)
Wells Fargo & Co.	11,052,779	$350,373,094
Diversified Financials – (12.34%)
Capital Markets – (7.73%)
Ameriprise Financial, Inc.	1,305,207	79,722,043
Bank of New York Mellon Corp.	7,525,600	224,789,672
Brookfield Asset Management Inc., Class A (Canada)	1,779,350	57,757,701
Charles Schwab Corp.	243,000	4,381,290
GAM Holding Ltd. (Switzerland)*	1,482,910	28,172,868
Goldman Sachs Group, Inc.	262,810	41,647,501
Julius Baer Group Ltd. (Switzerland)	3,476,110	150,852,199
		587,323,274
Consumer Finance – (4.22%)
American Express Co.	7,105,500	321,168,600
Diversified Financial Services – (0.39%)
JPMorgan Chase & Co.	179,870	8,292,007
Visa Inc., Class A	289,500	21,312,990
		29,604,997
		938,096,871
Insurance – (9.66%)
Insurance Brokers – (0.14%)
Aon Corp.	198,000	10,486,080
Multi-line Insurance – (3.92%)
Fairfax Financial Holdings Ltd. (Canada)	82,850	31,153,257
Fairfax Financial Holdings Ltd., 144A (Canada)(a)(b)	39,220	14,826,333
Loews Corp.	5,861,500	252,572,035
		298,551,625
Property & Casualty Insurance – (4.51%)
ACE Ltd.	586,500	37,946,550
Berkshire Hathaway Inc., Class A *	853	106,880,900
Markel Corp. *	21,700	8,993,565
Progressive Corp. (Ohio)	8,951,900	189,153,647
		342,974,662
Reinsurance – (1.09%)
Everest Re Group, Ltd.	103,900	9,161,902
Transatlantic Holdings, Inc.	1,511,687	73,573,807
		82,735,709
		734,748,076
Real Estate – (0.83%)
Hang Lung Group Ltd. (Hong Kong)	10,172,000	63,488,774
	Total Financials	2,086,706,815
HEALTH CARE – (12.13%)
Health Care Equipment & Services – (3.44%)
Baxter International Inc.	901,500	48,473,655
Becton, Dickinson and Co.	960,100	76,443,162
Express Scripts, Inc. *	2,460,000	136,800,600
		261,717,417

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (8.69%)
Agilent Technologies, Inc. *	1,622,900	$72,673,462
Johnson & Johnson	3,003,700	177,969,225
Merck & Co., Inc.	6,411,173	211,632,821
Pfizer Inc.	6,415,900	130,306,929
Roche Holding AG - Genusschein (Switzerland)	476,000	67,992,596
		660,575,033
	Total Health Care	922,292,450
INDUSTRIALS – (6.08%)
Capital Goods – (0.95%)
Lockheed Martin Corp.	676,500	54,390,600
Tyco International Ltd.	399,283	17,875,900
		72,266,500
Commercial & Professional Services – (2.53%)
D&B Corp.	479,500	38,475,080
Iron Mountain Inc.	4,913,750	153,456,412
		191,931,492
Transportation – (2.60%)
China Merchants Holdings International Co., Ltd. (China)	24,660,149	104,302,075
China Shipping Development Co. Ltd. - H (China)	17,840,000	20,090,942
Kuehne & Nagel International AG (Switzerland)	484,910	67,839,886
LLX Logistica S.A. (Brazil)*	1,053,500	3,245,708
PortX Operacoes Portuarias S.A. (Brazil)*	1,053,500	2,490,742
		197,969,353
	Total Industrials	462,167,345
INFORMATION TECHNOLOGY – (4.60%)
Semiconductors & Semiconductor Equipment – (1.68%)
Texas Instruments Inc.	3,700,400	127,885,824
Software & Services – (2.22%)
Activision Blizzard, Inc.	3,521,000	38,625,370
Google Inc., Class A *	130,500	76,500,405
Microsoft Corp.	2,125,100	53,892,536
		169,018,311
Technology Hardware & Equipment – (0.70%)
Hewlett-Packard Co.	1,297,700	53,166,769
	Total Information Technology	350,070,904
MATERIALS – (8.42%)
Air Products and Chemicals, Inc.	396,900	35,792,442
BHP Billiton PLC (United Kingdom)	1,339,500	52,861,089
Martin Marietta Materials, Inc.	771,900	69,216,273
Monsanto Co.	1,112,800	80,410,928
Potash Corp. of Saskatchewan Inc. (Canada)	477,900	28,162,647
Praxair, Inc.	168,700	17,139,920
Rio Tinto PLC (United Kingdom)	728,187	51,153,594
Sealed Air Corp.	6,052,500	161,359,650
Sino-Forest Corp. (Canada)*	4,586,630	119,692,356
Sino-Forest Corp., 144A (Canada)*(a)(b)	145,700	3,802,176
Vulcan Materials Co.	462,050	21,069,480
	Total Materials	640,660,555

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (0.32%)
America Movil SAB de C.V., Series L, ADR (Mexico)	424,100	$24,640,210
	Total Telecommunication Services	24,640,210

TOTAL COMMON STOCK – (Identified cost $4,303,838,674)		7,333,702,259

CONVERTIBLE BONDS – (0.43%)
MATERIALS – (0.29%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)	$15,365,000	21,683,856
	Total Materials	21,683,856
TELECOMMUNICATION SERVICES – (0.14%)
Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13	8,000,000	10,550,000
	Total Telecommunication Services	10,550,000

TOTAL CONVERTIBLE BONDS – (Identified cost $23,365,000)		32,233,856

SHORT-TERM INVESTMENTS – (3.11%)
COMMERCIAL PAPER – (2.50%)
Intesa Funding LLC, 0.25%, 04/01/11	30,000,000	30,000,000
Intesa Funding LLC, 0.28%, 04/01/11	50,000,000	50,000,000
Intesa Funding LLC, 0.23%, 04/04/11	40,000,000	39,999,233
Intesa Funding LLC, 0.24%, 04/04/11	25,000,000	24,999,500
Intesa Funding LLC, 0.19%, 04/05/11	45,000,000	44,999,050
	Total Commercial Paper	189,997,783
REPURCHASE AGREEMENTS – (0.61%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $10,246,040 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $10,450,920)	10,246,000	10,246,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $7,687,028 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $7,840,740)	7,687,000	7,687,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $28,825,120 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $29,401,500)	28,825,000	28,825,000
	Total Repurchase Agreements	46,758,000

TOTAL SHORT-TERM INVESTMENTS – (Identified cost $236,755,783)		236,755,783

Total Investments – (99.98%) – (Identified cost $4,563,959,457) – (c)		7,602,691,898
Other Assets Less Liabilities – (0.02%)		1,712,864
Net Assets – (100.00%)		$7,604,404,762

SELECTED FUNDS	Schedule of Investments
SELECTED AMERICAN SHARES, INC. - (CONTINUED)	March 31, 2011 (Unaudited)

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $18,628,509 or 0.24% of the Fund's net assets as of March 31, 2011.

(b)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $40,312,365 or 0.53% of the Fund’s net assets as of March 31, 2011.

(c)	Aggregate cost for federal income tax purposes is $4,585,860,749. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$3,105,844,459
	Unrealized depreciation	(89,013,310)
Net unrealized appreciation		$3,016,831,149

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC.	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (99.28%)
CONSUMER DISCRETIONARY – (7.77%)
Consumer Durables & Apparel – (2.53%)
Hunter Douglas NV (Netherlands)	45,122	$2,299,849
Consumer Services – (3.24%)
H&R Block, Inc.	6,040	101,110
Yum! Brands, Inc.	55,420	2,847,479
		2,948,589
Media – (1.61%)
Grupo Televisa S.A., ADR (Mexico)*	37,050	908,837
Walt Disney Co.	13,000	560,170
		1,469,007
Retailing – (0.39%)
Expedia, Inc.	15,600	353,496
	Total Consumer Discretionary	7,070,941
CONSUMER STAPLES – (13.49%)
Food & Staples Retailing – (3.82%)
CVS Caremark Corp.	101,420	3,480,734
Food, Beverage & Tobacco – (9.67%)
Coca-Cola Co.	48,900	3,244,515
Heineken Holding NV (Netherlands)	31,065	1,493,338
Kraft Foods Inc., Class A	100,600	3,154,816
Nestle S.A. (Switzerland)	15,900	911,416
		8,804,085
	Total Consumer Staples	12,284,819
ENERGY – (6.60%)
Devon Energy Corp.	9,600	880,992
Occidental Petroleum Corp.	15,500	1,619,595
Tenaris S.A., ADR (Argentina)	27,600	1,365,096
Transocean Ltd. *	27,471	2,141,365
	Total Energy	6,007,048
FINANCIALS – (14.51%)
Banks – (2.72%)
Commercial Banks – (2.72%)
Banco Santander Brasil S.A., ADS (Brazil)	30,100	369,026
U.S. Bancorp	9,100	240,513
Wells Fargo & Co.	59,030	1,871,251
		2,480,790
Diversified Financials – (7.21%)
Capital Markets – (2.80%)
Bank of New York Mellon Corp.	52,790	1,576,837
Charles Schwab Corp.	53,800	970,014
		2,546,851
Diversified Financial Services – (4.41%)
Oaktree Capital Group LLC, Class A (a)	95,000	4,013,750
		6,560,601
Insurance – (4.58%)
Property & Casualty Insurance – (3.63%)
Berkshire Hathaway Inc., Class B *	9,500	794,485
Markel Corp. *	6,055	2,509,495
		3,303,980

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	March 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (0.95%)
Transatlantic Holdings, Inc.	17,768	$864,769
		4,168,749
	Total Financials	13,210,140
HEALTH CARE – (16.99%)
Health Care Equipment & Services – (6.15%)
Baxter International Inc.	30,810	1,656,654
Becton, Dickinson and Co.	30,905	2,460,656
IDEXX Laboratories, Inc. *	19,130	1,477,218
		5,594,528
Pharmaceuticals, Biotechnology & Life Sciences – (10.84%)
Agilent Technologies, Inc. *	36,200	1,621,036
Johnson & Johnson	60,270	3,570,997
Merck & Co., Inc.	114,073	3,765,550
Pfizer Inc.	38,200	775,842
Techne Corp.	1,913	136,952
		9,870,377
	Total Health Care	15,464,905
INDUSTRIALS – (8.15%)
Capital Goods – (3.44%)
ABB Ltd., ADR (Switzerland)	32,450	784,965
Blount International, Inc. *	97,852	1,563,675
Lockheed Martin Corp.	9,780	786,312
		3,134,952
Commercial & Professional Services – (2.75%)
Iron Mountain Inc.	17,566	548,586
Nielsen Holdings N.V. *	71,500	1,952,665
		2,501,251
Transportation – (1.96%)
Clark Holdings, Inc. *	118,300	45,546
Kuehne & Nagel International AG (Switzerland)	12,460	1,743,179
		1,788,725
	Total Industrials	7,424,928
INFORMATION TECHNOLOGY – (18.97%)
Semiconductors & Semiconductor Equipment – (4.72%)
Altera Corp.	15,600	686,400
Texas Instruments Inc.	104,400	3,608,064
		4,294,464
Software & Services – (11.89%)
Activision Blizzard, Inc.	103,900	1,139,783
Google Inc., Class A *	5,208	3,052,982
International Business Machines Corp.	3,000	489,210
Microsoft Corp.	99,650	2,527,124
SAP AG, ADR (Germany)	21,500	1,319,240
Youku.com Inc., ADR (China)*	48,420	2,300,434
		10,828,773

SELECTED FUNDS	Schedule of Investments
SELECTED SPECIAL SHARES, INC. - (CONTINUED)	March 31, 2011 (Unaudited)

Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (2.36%)
Harris Corp.	15,170	$752,432
Hewlett-Packard Co.	34,000	1,392,980
		2,145,412
	Total Information Technology	17,268,649
MATERIALS – (11.74%)
Air Products and Chemicals, Inc.	6,000	541,080
Monsanto Co.	22,600	1,633,076
Sherwin-Williams Co.	18,250	1,532,818
Sigma-Aldrich Corp.	36,680	2,334,315
Sino-Forest Corp. (Canada)*	151,100	3,943,094
Yingde Gases Group Co. Ltd. (China)*	840,500	702,348
	Total Materials	10,686,731
TELECOMMUNICATION SERVICES – (1.06%)
America Movil SAB de C.V., Series L, ADR (Mexico)	16,600	964,460
	Total Telecommunication Services	964,460

TOTAL COMMON STOCK – (Identified cost $69,130,526)		90,382,621

STOCK WARRANTS – (0.59%)
FINANCIALS – (0.59%)
Banks – (0.59%)
Commercial Banks – (0.59%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	47,600	537,880

TOTAL STOCK WARRANTS – (Identified cost $378,644)		537,880

Total Investments – (99.87%) – (Identified cost $69,509,170) – (b)		90,920,501
Other Assets Less Liabilities – (0.13%)		120,542
Net Assets – (100.00%)		$91,041,043

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-Income producing security.

(a)	Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $4,013,750 or 4.41% of the Fund’s net assets as of March 31, 2011.

(b)	Aggregate cost for federal income tax purposes is $72,263,030. At March 31, 2011 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$20,808,085
	Unrealized depreciation	(2,150,614)
Net unrealized appreciation		$18,657,471

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	March 31, 2011 (Unaudited)
SELECTED DAILY GOVERNMENT FUND

	Principal	Value
FANNIE MAE – (0.26%)
5.00%, 10/15/11	$70,000	$71,734

TOTAL FANNIE MAE – (Identified cost $71,734)		71,734

FEDERAL FARM CREDIT BANK – (4.59%)
4.20%, 06/17/11	100,000	100,823
3.625%, 07/15/11	85,000	85,816
4.45%, 08/08/11	50,000	50,716
3.875%, 08/25/11	110,000	111,475
0.30%, 09/16/11 (a)	200,000	200,037
3.50%, 10/03/11	175,000	177,711
4.70%, 10/03/11	75,000	76,637
0.30%, 11/08/11	400,000	399,976
0.47%, 11/30/11	77,000	77,058

TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $1,280,249)		1,280,249

FEDERAL HOME LOAN BANK – (24.50%)
1.375%, 04/28/11	95,000	95,072
0.18%, 05/06/11 (a)	1,000,000	999,989
0.50%, 05/12/11	705,000	705,222
4.50%, 05/13/11	75,000	75,359
5.00%, 05/13/11	120,000	120,658
1.375%, 05/16/11	100,000	100,115
0.50%, 05/17/11	50,000	50,012
0.50%, 05/19/11	50,000	50,012
2.625%, 05/20/11	560,000	561,791
0.27%, 05/25/11 (b)	100,000	99,960
0.20%, 05/27/11 (a)	500,000	500,000
0.275%, 05/27/11 (a)	500,000	500,000
3.125%, 06/10/11	200,000	201,095
7.20%, 06/14/11	100,000	101,399
0.31%, 06/15/11 (a)	520,000	520,000
5.60%, 06/28/11	500,000	506,496
0.158%, 07/11/11 (a)	200,000	199,977
4.375%, 08/15/11	50,000	50,734
5.75%, 08/15/11	70,000	71,408
3.75%, 09/09/11	105,000	106,529
5.00%, 09/09/11	65,000	66,296
3.625%, 09/16/11	125,000	126,831
0.32%, 10/27/11	50,000	49,978
0.315%, 11/28/11 (a)	400,000	400,309
0.35%, 12/02/11	120,000	120,005
0.40%, 12/20/11	400,000	400,000
4.50%, 01/06/12	50,000	51,555

TOTAL FEDERAL HOME LOAN BANK – (Identified cost $6,830,802)		6,830,802

SELECTED FUNDS	Schedule of Investments
SELECTED CAPITAL PRESERVATION TRUST –	March 31, 2011 (Unaudited)
SELECTED DAILY GOVERNMENT FUND (CONTINUED)

	Principal	Value
FREDDIE MAC – (9.99%)
0.3628%, 04/01/11 (a)	$500,000	$500,000
1.625%, 04/26/11	89,000	89,074
0.2205%, 05/04/11 (a)	185,000	184,983
3.50%, 05/05/11	190,000	190,570
0.27%, 06/20/11 (b)	125,000	124,925
1.25%, 08/15/11	125,000	125,440
5.50%, 09/15/11	69,000	70,588
0.2135%, 09/19/11 (a)	800,000	799,848
0.2183%, 09/26/11 (a)	500,000	499,976
0.218%, 02/10/12 (a)	200,000	200,019

	TOTAL FREDDIE MAC – (Identified cost $2,785,423)	2,785,423

REPURCHASE AGREEMENTS – (60.42%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.14%, 04/01/11, dated 03/31/11, repurchase value of $3,691,014 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.418%-6.00%, 01/01/18-04/01/41, total market value $3,764,820)	3,691,000	3,691,000
Goldman, Sachs & Co. Joint Repurchase Agreement, 0.13%, 04/01/11, dated 03/31/11, repurchase value of $2,769,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.666%-6.50%, 07/01/24-03/01/41, total market value $2,824,380)	2,769,000	2,769,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.15%, 04/01/11, dated 03/31/11, repurchase value of $10,383,043 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/11/11-03/20/41, total market value $10,590,660)	10,383,000	10,383,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $16,843,000)	16,843,000

Total Investments – (99.76%) – (Identified cost $27,811,208) – (c)		27,811,208
Other Assets Less Liabilities – (0.24%)		67,773
Net Assets – (100.00%)		$27,878,981

(a)
The interest rates on floating rate securities, shown as of March 31, 2011, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	Zero coupon bonds reflect the effective yield on the date of purchase.

(c)	Aggregate cost for federal income tax purposes is $27,811,208.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

SELECTED FUNDS	Notes to Schedule of Investments
March 31, 2011 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business.  Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the last quoted bid price.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value.  Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors/Trustees.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  For Selected Daily Government Fund, in compliance with Rule 2a-7 of the Investment Company Act of 1940 ("40 Act"), securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors/Trustees.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

SELECTED FUNDS	Notes to Schedule of Investments – (Continued)
March 31, 2011 (Unaudited)

Value Measurements – (Continued)

The following is a summary of the inputs used as of March 31, 2011 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Selected
	Selected	Selected	Daily
	American	Special	Government
	Shares	Shares	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$398,373,636	$7,070,941	$–
Consumer staples	1,164,000,792	12,284,819	–
Energy	1,284,789,552	6,007,048	–
Financials	2,086,706,815	9,734,270	–
Health care	922,292,450	15,464,905	–
Industrials	462,167,345	7,424,928	–
Information technology	350,070,904	17,268,649	–
Materials	640,660,555	10,686,731	–
Telecommunication services	24,640,210	964,460	–
Total Level 1	7,333,702,259	86,906,751	–

Level 2 – Other Significant Observable Inputs:
Short-term debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies	–	–	10,968,208
Convertible debt securities	32,233,856	–	–
Equity securities:
Financials	–	4,013,750	–
Short-term securities	236,755,783	–	16,843,000
Total Level 2	268,989,639	4,013,750	27,811,208

Level 3 – Significant Unobservable Inputs:	–	–	–
Total	$7,602,691,898	$90,920,501	$27,811,208

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 26, 2011

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: May 26, 2011